UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201


13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William S. Berno
Title:  Director
Phone:  (703) 528-7788


Signature, Place and Date of Signing:

/s/ William S. Berno           Arlington, Virginia           February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total: $452,626
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                          FORM 13F INFORMATION TABLE




COLUMN 1                               COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7    COLUMN 8

                                       TITLE                      VALUE   SHRS OR    SH/ PUT/  INVSTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         OF CLASS        CUSIP     (X$1000) PRN AMT    PRN CALL  DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                         --------        -----     -------- -------    --- ----  --------  ----  ----     ------  ----
Air France-KLM                         SPON ADR        009119108   9,800     510,400 SH        Sole      N/A     510,400
Alliant Energy Corp.                   Common          018802108   5,387     188,354 SH        Sole      N/A     188,354
Allied Defense Group, Inc.             Common          019118108   6,966     313,075 SH        Sole      N/A     313,075
Allmerica Financial CP                 Common          019754100   7,671     233,650 SH        Sole      N/A     233,650
AmNet Mortgage Inc.                    Common          03169A108   4,030     490,821 SH        Sole      N/A     490,821
American Pacific Corp.                 Common          028740108   7,844     921,724 SH        Sole      N/A     921,724
Ampco-Pittsburgh Corp.                 Common          032037103   1,777     121,700 SH        Sole      N/A     121,700
Andersons, Inc.                        Common          034164103  13,329     522,717 SH        Sole      N/A     522,717
Audiovox Corp.                         Class A         050757103   6,271     397,400 SH        Sole      N/A     397,400
Avista Corp.                           Common          05379B107     809      45,800 SH        Sole      N/A      45,800
Bassett Furniture Industry             Common          070203104   7,332     373,611 SH        Sole      N/A     373,611
Berkshire Hathaway                     Class B         084670207     203          69 SH        Sole      N/A          69
Books-A-Million Inc.                   Common          098570104  10,026   1,042,228 SH        Sole      N/A   1,042,228
Bowl America Inc.                      Class A         102565108     895      63,445 SH        Sole      N/A      63,445
Boykin Lodging Company                 Common          103430104     916     100,000 SH        Sole      N/A     100,000
CPAC Inc.                              Common          126145101   2,156     399,310 SH        Sole      N/A     399,310
California First National Bank Corp.   Common          130222102   6,750     540,000 SH        Sole      N/A     540,000
Delta Apparel Inc.                     Common          247940105   5,046     208,100 SH        Sole      N/A     208,100
Delta Woodside Industries              Common          247909203     325     516,149 SH        Sole      N/A     516,149
Dimon Inc.                             Common          254394109  20,551   3,058,227 SH        Sole      N/A   3,058,227
Dominion Homes, Inc.                   Common          257386102   6,049     239,668 SH        Sole      N/A     239,668
Duckwall-ALCO                          Common          264142100   3,295     181,625 SH        Sole      N/A     181,625
First Union Real Estate                SH BEN INT      337400105   4,135   1,096,755 SH        Sole      N/A   1,096,755
Global Industries                      Common          379336100   4,095     493,928 SH        Sole      N/A     493,928
Haggar Corporation                     Common          405173105   5,167     219,865 SH        Sole      N/A     219,865
Head N.V.                              NY Registry     422070102   8,183   2,223,700 SH        Sole      N/A   2,223,700
Horizon Offshore Inc.                  Common          44043J105   2,473   1,489,674 SH        Sole      N/A   1,489,674
IDT Corporation                        Common          448947101     373      25,400 SH        Sole      N/A      25,400
IDT Corporation                        Class B         448947309   1,721     111,200 SH        Sole      N/A     111,200
Idacorp Incorporated                   Common          451107106   3,305     108,103 SH        Sole      N/A     108,103
Imperial Sugar                         Common          453096208  14,902     782,235 SH        Sole      N/A     782,235
International Aluminum Corp.           Common          458884103   1,511      44,653 SH        Sole      N/A      44,653
International Shipholding Corporation  Common          460321201   1,558     104,575 SH        Sole      N/A     104,575
Lubys. Inc.                            Common          549282101  17,082   2,277,600 SH        Sole      N/A   2,277,600
MAIR Holdings Inc.                     Common          560635104  11,028   1,198,711 SH        Sole      N/A   1,198,711
MBIA Inc.                              Common          55262C100     392       6,200 SH        Sole      N/A       6,200
MI Developments Inc.                   CLA SUB VTG     55304X104   5,322     176,400 SH        Sole      N/A     176,400
Maritrans Inc.                         Common          570363101   2,312     127,270 SH        Sole      N/A     127,270
Markel Corporation                     Common          570535104     346         950 SH        Sole      N/A         950
Marsh Supermarket Inc.                 Class B         571783208   3,369     273,867 SH        Sole      N/A     273,867
Maxcor Financial Group                 Common          57772G100     185      20,900 SH        Sole      N/A      20,900
Medallion Financial Corp.              Common          583928106     111      11,400 SH        Sole      N/A      11,400
Meristar Hospitality                   Common          58984Y103   6,428     769,800 SH        Sole      N/A     769,800
Nash Finch Company                     Common          631158102  10,400     275,430 SH        Sole      N/A     275,430
Nathan Famous                          Common          632347100     997     132,400 SH        Sole      N/A     132,400
National Presto Inds., Inc.            Common          637215104     774      17,000 SH        Sole      N/A      17,000
National RV Holdings                   Common          637277104   3,685     382,700 SH        Sole      N/A     382,700
NewMarket Corp.                        Common          651587107   3,711     186,480 SH        Sole      N/A     186,480
Nitches Inc.                           Common          65476M109     232      44,990 SH        Sole      N/A      44,990
Novartis ADR                           SPON ADR        66987V109     329       6,500 SH        Sole      N/A       6,500
PMA Capital Corp.                      Class A         693419202  19,454   1,879,651 SH        Sole      N/A   1,879,651
PNM Resources Inc.                     Common          69349H107   7,326     289,693 SH        Sole      N/A     289,693
PXRE Group Ltd.                        Common          G73018106  20,496     813,000 SH        Sole      N/A     813,000
Pemstar Inc.                           Common          706552106   3,620   2,000,000 SH        Sole      N/A   2,000,000
Pope & Talbot Inc.                     Common          732827100   2,387     139,503 SH        Sole      N/A     139,503
Prime Group Realty Trust               SH BEN INT      74158J103  15,989   2,486,700 SH        Sole      N/A   2,486,700
Quaker Fabric Corp.                    Common          747399103   6,676   1,187,914 SH        Sole      N/A   1,187,914
Quipp, Inc.                            Common          748802105   1,672     133,100 SH        Sole      N/A     133,100
Reliant Energy Inc.                    Common          75952B105  10,545     772,500 SH        Sole      N/A     772,500
Royal Group Technologies               SUB VTG SH      779915107  12,888   1,230,900 SH        Sole      N/A   1,230,900
Ryerson Tull Inc.                      Common          78375P107  17,370   1,102,857 SH        Sole      N/A   1,102,857
SCPIE Holdings                         Common          78402P104  12,464   1,253,940 SH        Sole      N/A   1,253,940
SLM Corporation                        Common          78442P106     384       7,200 SH        Sole      N/A       7,200
SWS Group Inc.                         Common          78503N107   2,823     128,800 SH        Sole      N/A     128,800
Sea Containers LTD                     Class A         811371707  20,650   1,048,741 SH        Sole      N/A   1,048,741
ShopKo Stores Inc.                     Common          824911101   3,753     200,900 SH        Sole      N/A     200,900
Sparton Corporation                    Common          847235108     270      29,952 SH        Sole      N/A      29,952
Standard Commercial Corp.              Common          853258101  22,089   1,135,105 SH        Sole      N/A   1,135,105
Tandy Brands Accessories Inc.          Common          875378101   1,882     129,952 SH        Sole      N/A     129,952
Technology Solutions                   Common          87872T108   1,236   1,113,794 SH        Sole      N/A   1,113,794
Tecumseh Products Company              Class B         878895101     336       7,350 SH        Sole      N/A       7,350
Toys R US Inc.                         Common          892335100  16,249     793,800 SH        Sole      N/A     793,800
USEC, Inc.                             Common          90333E108   8,850     913,278 SH        Sole      N/A     913,278
Ultimate Electronics                   Common          903849107     398     323,193 SH        Sole      N/A     323,193
Vornado Realty Trust                   SH BEN INT      929042109   1,012      13,287 SH        Sole      N/A      13,287
Wachovia Corp New                      Common          929903102     255       4,848 SH        Sole      N/A       4,848
Glenborough Realty Trust Cv.Preferred  PFD CV SER A%   37803P204     353      13,895 SH        Sole      N/A      13,895
                                                                 452,626



23261.0001 #547793